Leases (Details) - Schedule of long-term operating lease liabilities $ in Thousands	Mar. 31, 2022 USD ($)
Schedule of long-term operating lease liabilities [Abstract]
Remainder of 2022	$ 1,733
2023	2,870
2024	2,683
2025	2,496
2026	1,268
Thereafter	1,672
Total lease payments	12,722
Less: imputed interest	3,745
Lease liabilities	$ 8,977
Weighted-average remaining lease term (years)	4 years 9 months 18 days
Weighted-average discount rate	14.30%